Apr. 23, 2018

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock S&P 500 Index V.I. Fund

(the “Fund”)

Supplement dated April 23, 2018 to

the Prospectus and Statement of Additional Information of the Fund, each dated May 1, 2017 or November 28, 2017, as supplemented to date

Effective April 23, 2018, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock S&P 500 Index V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class II Shares	Class III Shares*
Management Fee[1,2]	0.07%	0.07%	0.07%
Distribution and/or Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses[3]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses[4]	0.16%	0.31%	0.41%
Fee Waivers and/or Expense Reimbursements[1,5]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,5]	0.15%	0.30%	0.40%
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Management Fee has been restated to reflect current fees.
[3]	Other Expenses for Class I Shares and Class II Shares have been restated to reflect current expenses in the most recent annual report and Other Expenses for Class III Shares are based on estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report for Classes I and Class II Shares which do not include the restatement of Management Fees or the restatement of Other Expenses to reflect fees as of the most recent annual report.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses. After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.15% (for Class I Shares), 0.30% (for Class II Shares) and 0.40% (for Class III Shares) of average daily net assets through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% (for Class I shares), 0.05% (for Class II Shares) and 0.05% (for Class III Shares) of average daily net assets through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.
*	Class currently active, but no assets in share class as of the fiscal year ended December 31, 2017.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$15	$48	$87	$201
Class II Shares	$31	$97	$171	$390
Class III Shares	$41	$128	$227	$514

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.